Liberty Growth & Income Fund

                 Supplement to Prospectus dated November 1, 2000


     Enhanced pricing schedule on the Liberty Growth & Income Fund through April 30, 2001.

We are pleased to announce an enhanced commission schedule on Class A, B and C shares of the Liberty Growth & Income Fund and a reduced initial sales charge on certain Class A share purchases.

Effective March 1, 2001 - April 30, 2001:
------------------------------------- ------------------------------------- ---------------------------------
                                      Class A Share Initial
                                      Sales Charge* (as a
Purchase Price                        percentage of offering price)         Enhanced Dealer Commission
------------------------------------- ------------------------------------- ---------------------------------
------------------------------------- ------------------------------------- ---------------------------------
Less than $250,000                    Reduced to 2.00%                      A shares - 4.00%
                                                                            B shares - 5.00%
                                                                            C shares - 2.00%
------------------------------------- ------------------------------------- ---------------------------------
------------------------------------- ------------------------------------- ---------------------------------
$250,000 to less than $500,000        Reduced to 2.00%                      A shares - 3.50%
                                                                            B shares - 4.50%
                                                                            C shares - 2.00%
------------------------------------- ------------------------------------- ---------------------------------
------------------------------------- ------------------------------------- ---------------------------------
$500,000 to less than $1,000,000      2.00%                                 A shares - 2.50%
                                                                            B shares - 3.75%
                                                                            C shares - 2.00%
------------------------------------- ------------------------------------- ---------------------------------


*Reduced initial sales charge on Class A share purchases only.


Liberty Funds Distributor, Inc.  One Financial Center, Boston, MA  02111-2621

779-36/135F-0201                                               February 28, 2001